THE LAZARD FUNDS, INC. (“LFI”)	LAZARD RETIREMENT SERIES, INC. (“LRS”)
Lazard US Small Cap Equity Select Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio
Lazard US Equity Concentrated Portfolio
Lazard US Equity Focus Portfolio

Supplement to Current Summary Prospectuses, Prospectuses and Statements of Additional Information

Effective immediately, the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectuses for Lazard US Small Cap Equity Select Portfolio and Lazard Retirement US Small Cap Equity Select Portfolio and “Lazard Funds Summary Section—Lazard US Small Cap Equity Select Portfolio—Management—Portfolio Managers/Analysts” and “Lazard Retirement Series Summary Section—Lazard Retirement US Small Cap Equity Select Portfolio—Management—Portfolio Managers/Analysts” sections of the respective prospectuses:

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select team, has been with the Portfolio since December 2023.

Sean Gallagher, portfolio manager/analyst on and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since December 2023.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2014.

Effective immediately, the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for Lazard US Equity Focus Portfolio and “Lazard Funds Summary Section—Lazard US Equity Focus Portfolio—Management—Portfolio Managers/Analysts” in the applicable prospectus:

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since December 2004.

H. Ross Seiden, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since May 2018.

Janice Davies, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since April 2024.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since March 2011.

Jessica Kittay, a member of various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since September 2022.

Effective immediately, the following will replace the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for Lazard US Equity Concentrated Portfolio and “Lazard Funds Summary Section—Lazard US Equity Concentrated Portfolio—Management—Portfolio Managers/Analysts” in the applicable prospectus:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since April 2024.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since March 2011.

Jay Levy, portfolio manager/analyst on the Investment Manager’s US Equity Concentrated team, has been with the Portfolio since March 2022.

Effective immediately, the following supersedes and replaces any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the LFI prospectus:

US Small Cap Equity Select Portfolio—Scott Kolar (since December 2023), Sean Gallagher (since December 2023), Michael DeBernardis (since October 2010) and Martin Flood (since December 2014)

US Equity Focus Portfolio—Andrew D. Lacey (since December 2004), H. Ross Seiden (since May 2018), Janice Davies (since April 2024), Martin Flood (since March 2011) and Jessica Kittay (since September 2020)

Effective immediately, the following will supersede and replace any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the LFI prospectus:

US Equity Concentrated Portfolio—Sean Gallagher (since April 2024), Martin Flood (since March 2011) and Jay Levy (since March 2022)

Effective immediately, the following supersedes and replaces any contrary information in the section entitled “Lazard Retirement Series Fund Management—Portfolio Management” in the LRS prospectus:

Retirement US Small Cap Equity Select Portfolio—Scott Kolar (since December 2023), Sean Gallagher (since December 2023), Michael DeBernardis (since October 2010) and Martin Flood (since December 2014)

Effective immediately, the following information supplements the information under the tables in “Management—Portfolio Managers—Ownership of Securities” in the LFI Statement of Additional Information:

As of March 31, 2024, Janice Davies did not own beneficially interests in the Lazard US Equity Focus Portfolio or other accounts.

Effective immediately, the following information will supplement the information under the tables in “Management—Portfolio Managers—Ownership of Securities” in the LFI Statement of Additional Information:

As of March 31, 2024, Sean Gallagher did not own beneficially interests in the Lazard US Equity Concentrated Portfolio or other accounts.

Dated: April 9, 2024